Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	AOIL
Entity Registrant Name	ARMADA OIL, INC.
Entity Central Index Key	0001081074
Entity Filer Category	Smaller Reporting Company